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Brighthouse Life Insurance Company of NY
285 Madison Avenue
New York, NY 10017

May 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E
Washington, D.C. 20549

Re:  Brighthouse Life Insurance Company of NY
     Brighthouse Variable Annuity Account B
     File Nos. 333-96773/ 811-08306
     Class VA (offered between June 15, 2001 and October 7, 2011)
     Class AA and Class B
     Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the "Company") and Brighthouse Variable Annuity Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the three Prospectuses and the Statement of Additional information, each dated May 1, 2017, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment
No. 30 for the Account filed with the Commission on April 21, 2017.

If you have any questions, please call the undersigned at (203) 316-8888.

Sincerely,

/s/ John B. Towers

John B. Towers, Esq.
Corporate Counsel
Brighthouse Life Insurance Company of NY